SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Overallotment liability (Details) - Monterey Capital Acquisition Corporation - Level 3	Dec. 31, 2022 Y
Risk-free interest rate
Fair value disclosure
Measurement Input	0.0073
Dividend rate
Fair value disclosure
Measurement Input	0
Volatility
Fair value disclosure
Measurement Input	0.05
Expected life (in years)
Fair value disclosure
Measurement Input	0.12